Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Cash Flows From Operating Activities
Net loss	$ (3,604)	$ (3,264)	$ (11,626)	$ (9,800)	$ (17,259)	$ (11,448)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on investment in equity securities	0	48	(12)	123	(29)	0
Loss on disposal of fixed assets					9	0
Accretion on investments			(128)	(104)	(105)	0
Depreciation and amortization			209	234	293	142
Stock-based compensation	157	544	1,307	1,877	2,377	2,256
Increase (decrease) in cash resulting from changes in:
Accounts receivable			119	(76)	(152)	0
Prepaid expenses and other assets			132	18	177	384
Accounts payable			140	(173)	(148)	134
Accrued expenses			(2,121)	157	2,359	49
Operating right-of-use asset and lease liability, net			(2)	69	70	30
Net cash used in operating activities			(11,982)	(7,675)	(12,408)	(8,453)
Cash Flows From Investing Activities
Purchases of fixed assets			(42)	(234)	(396)	(409)
Purchases of investments			(9,873)	(9,893)	(9,893)	0
Maturities of investments			10,000	10,000	10,000	0
Purchases of equity securities			0	(1,061)	(1,061)	0
Sales of equity securities			0	384
Liquidation of equity securities			718	0	384	0
Net cash used in investing activities			803	(804)	(966)	(409)
Cash Flows From Financing Activities
Proceeds from issuance of common stock, net			1,173	0	0	251
Employee taxes paid related to net share settlement of equity awards					0	(46)
Net cash provided by financing activities			1,173	0	0	205
Net Decrease in Cash, Cash Equivalents, and Restricted Cash			(10,006)	(8,479)	(13,374)	(8,657)
Cash, cash equivalents, and restricted cash at beginning of period			15,444	28,818	28,818	37,475
Cash, cash equivalents, and restricted cash at end of period	5,438	20,339	5,438	20,339	15,444	28,818
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	5,295	20,196	5,295	20,196	15,301	28,675
Restricted cash	143	143	143	143	143	143
Cash, cash equivalents, and restricted cash at end of period	$ 5,438	$ 20,339	5,438	20,339	15,444	28,818
Supplemental Disclosure of Cash Flow Information:
Income taxes paid			$ 2	$ 2	2	2
Operating lease liabilities arising from obtaining right-of-use assets					0	2,301
Purchases of fixed assets in accounts payable					$ 64	$ 0